ORGANIZATION AND BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
Organization and Business
Organization— CIFC LLC (together with its subsidiaries, "CIFC" or the "Company") is a Delaware limited liability company headquartered in New York City. The Company is a private debt manager specializing in secured U.S. corporate loan strategies. The Company's primary business is to provide investment management services for institutional investors, including pension funds, hedge funds, asset management firms, banks, insurance companies and other types of institutional investors around the world.
Fee Earning Assets Under Management (“Fee Earning AUM” or “AUM”) refers to the principal balance, net asset value or value of assets managed by the Company on which the Company earns management and/or incentive fees. The Company's AUM is primarily comprised of Collateralized Loan Obligations ("CLOs"). In addition, the Company manages credit funds and other loan-based products (together, "Non-CLO products" and together with CLOs, "Funds"). The Company manages these credit products through opportunistic investment strategies where the Company seeks to generate current income and/or capital appreciation, primarily through senior secured corporate loan investments (“SSCLs”) and, to a lesser extent, other investments. The Company also manages Collateralized Debt Obligations (“CDOs”), which it does not expect to issue in the future.
The Company has three primary sources of revenue: management fees, incentive fees and investment income. Management fees are generally based on a percentage of AUM of the Funds. Incentive fees are earned based on the performance of the Funds. Investment income represents interest income and realized/unrealized gains and losses on investments in the products sponsored by the Company and third parties.

On December 31, 2015, CIFC Corp., the formerly publicly traded entity, completed a series of transactions (the "Reorganization Transaction") to become a subsidiary of CIFC LLC. The series of transactions changed the Company's top-level form of organization from a corporation to a limited liability company. As of January 1, 2016, the Company was taxed as a partnership. The Reorganization Transaction was a transaction between entities under common control; therefore, the prior year comparative Condensed Consolidated Financial Statements include the Consolidated Balance Sheet, Statement of Operations, Comprehensive Income (Loss), Equity and Cash Flows as of and for the three months ended March 31, 2015 of CIFC Corp.

Organization and Business
Organization—On December 31, 2015, CIFC Corp. completed a series of transactions (or the "Reorganization Transaction") to become a subsidiary of CIFC LLC, a publicly traded limited liability company ("PTP"). CIFC LLC (together with its subsidiaries, "CIFC" or the "Company") is a Delaware limited liability company headquartered in New York City. The series of transactions changed the Company's top-level form of organization from a corporation to a limited liability company. This allows the Company to be taxed as partnership rather than a corporation for U.S. Federal tax purposes and allows it to minimize entity-level taxation on investment income. As part of the Reorganization Transaction, CIFC Corp. distributed ownership of certain of its subsidiary entities holding certain investment assets to CIFC LLC and retained non-voting Series A Preferred Units ("Preferred Units") issued by certain wholly-owned subsidiaries of CIFC LLC (see Note 16).
Each share of common stock of CIFC Corp. outstanding immediately prior to the Reorganization Transaction was converted into the right to receive one common share representing a limited liability company interest in CIFC LLC. Further, CIFC LLC assumed all obligations under the CIFC Corp. 2011 Stock Option and Incentive Plan (the "Stock Incentive Plan"). All the terms and conditions that were in effect immediately prior to the Reorganization Transaction under each outstanding equity award assumed by CIFC LLC will continue in full force and effect after the Reorganization Transaction, except that the interests issuable under each such award will be common shares of CIFC LLC instead of common stock of CIFC Corp.

CIFC Corp. remains the issuer and primary obligor of our Junior Subordinated Notes and the Senior Notes (see below). Further, CIFC LLC and certain other subsidiaries of CIFC LLC have provided full and unconditional guarantees of the obligations of CIFC Corp. under the Junior Subordinated Notes and the Senior Notes.

In 2013, DFR Holdings LLC ("DFR Holdings") purchased 10,090,909 shares of the Company's outstanding common shares and 2,000,000 warrants. In 2014, DFR Holdings exercised its right to convert $25.0 million aggregate principal amount of convertible notes into 4,132,231 of common shares (see Note 11, 12 and 16). As of December 31, 2015, DFR Holdings owned approximately 18.8 million of the Company’s common shares which is approximately 74% of the Company's outstanding shares (approximately 70% on a fully diluted basis).

Business—The Company is a private debt manager specializing in secured U.S. corporate loan strategies. The Company's primary business is to provide investment management services for institutional investors, including pension funds, hedge funds, asset management firms, banks, insurance companies and other types of institutional investors around the world.

Fee Earning Assets Under Management (“Fee Earning AUM” or “AUM”) refers to the principal balance, net asset value or value of assets managed by the Company on which the Company earns management and/or incentive fees. The Company's AUM is primarily comprised of Collateralized Loan Obligations ("CLOs"). In addition, the Company manages credit funds and other loan-based products (together, "Non-CLO products" and together with CLOs, "Funds"). The Company manages these credit products through opportunistic investment strategies where the Company seeks to generate current income and/or capital appreciation, primarily through senior secured corporate loan investments (“SSCLs”) and, to a lesser extent, other investments. The Company also manages Collateralized Debt Obligations (“CDOs”), which it does not expect to issue in the future.

Management internally views and manages the business as one reportable segment. The Company operates as a single operating segment as managed by CIFC's Co-Presidents, who are considered the Company's chief operating decision makers ("CODM"). The CODM bears the ultimate responsibility for, and is actively engaged in, the allocation of resources and the evaluation of the Company's operating and financial results. The Company has concluded that CIFC has a single operating segment based on the following:

•	The Company is managed under a functionally-based organizational structure with the head of each function reporting directly to the CODM;

•	The Company's CODM allocates resources and makes other operating decisions based on specific business opportunities; and

•	The Company has an integrated investment process through which the Investment Research, Portfolio Management and Trading teams support all the products that the Company offers.

The Company has three primary sources of revenue: management fees, incentive fees and investment income. Management fees are generally based on a percentage of AUM of the Funds. Incentive fees are earned based on the performance of the Funds. Investment income represents interest income and realized/unrealized gains and losses on investments in the products sponsored by us and third parties.